Income Tax Expense - Reconciliation of Differences between Federal Statutory and Effective Income Tax Rate (Detail) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 26, 2015	Sep. 27, 2014	Sep. 26, 2015	Sep. 27, 2014	Dec. 27, 2014	Dec. 28, 2013	Dec. 29, 2012
Effective Income Tax Rate Reconciliation, Amount [Abstract]
Expected income tax expense at statutory rate					$ 4,943	$ 4,088	$ 2,237
Permanent differences					53	55	635
State tax expense, net of federal benefit					15	(62)	(35)
Foreign tax expense					168	50	37
Foreign tax credits					(168)	(50)	(37)
Increase in unrecognized tax benefit					28	33	28
Valuation allowance					306	299	198
Other					(33)	80	(63)
Income tax expense	$ 1,784	$ 1,178	$ 3,753	$ 4,426	$ 5,312	$ 4,493	$ 3,000